Rounding Off of Figures	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Rounding Off Of Figures [Abstract]
Rounding Off of Figures
27	Rounding Off of Figures
All figures have been rounded off to the nearest US Dollars.
32	Rounding Off of Figures
All figures have been rounded off to the nearest US Dollars.
33	Rounding Off of Figures
All figures have been rounded off to the nearest US Dollars.
36	Rounding Off of Figures
All figures have been rounded off to the US Dollars.
35	Rounding Off of Figures
All figures have been rounded off to the nearest US Dollars.
28	Rounding Off of Figures
All figures have been rounded off to the nearest US Dollar.